Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Aerospace & Defense - 0.5%
Mercury Systems, Inc. (a)	10,000	$774,000

Automobile Components - 0.8%
Mobileye Global, Inc. - Class A (a)	80,000	1,129,600

Chemicals - 3.8%
Aspen Aerogels, Inc. (a)	810,000	5,637,600

Communications Equipment - 11.5%
ADTRAN Holdings, Inc. (a)	1,000,000	9,380,000
Calix, Inc. (a)	5,000	306,850
Comtech Telecommunications Corp. (a)	100,000	258,000
Extreme Networks, Inc. (a)	40,000	826,000
Harmonic, Inc. (a)	600,000	6,108,000
KVH Industries, Inc. (a)	68,200	381,920
		17,260,770

Construction & Engineering - 1.4%
Centuri Holdings, Inc. (a)	50,000	1,058,500
Everus Construction Group, Inc. (a)	12,500	1,071,875
		2,130,375

Consumer Finance - 0.1%
Figure Technology Solutions, Inc. - Class A (a)	2,429	88,343

Diversified Consumer Services - 1.2%
Matthews International Corp. - Class A	75,500	1,833,140

Electrical Equipment - 2.4%
Generac Holdings, Inc. (a)	11,000	1,841,400
Vicor Corp. (a)	34,050	1,692,966
		3,534,366

Electronic Equipment, Instruments & Components - 18.6%
908 Devices, Inc. (a)	12,000	105,120
Badger Meter, Inc.	15,000	2,678,700
Cognex Corp.	55,000	2,491,500
Insight Enterprises, Inc. (a)	17,000	1,927,970
nLight, Inc. (a)(e)	105,000	3,111,150
Rogers Corp. (a)	60,000	4,827,600
TTM Technologies, Inc. (a)	85,000	4,896,000
Vishay Intertechnology, Inc.	354,350	5,421,555
Vishay Precision Group, Inc. (a)	75,000	2,403,750
		27,863,345

Gas Utilities - 0.5%
MDU Resources Group, Inc.	45,000	801,450

Hotels, Restaurants & Leisure - 2.4%
Genius Sports Ltd. (Guernsey) (a)	30,000	371,400
Vail Resorts, Inc.	22,000	3,290,540
		3,661,940

IT Services - 2.9%
Akamai Technologies, Inc. (a)	9,000	681,840
Commerce.com, Inc. (a)	425,000	2,120,750
Unisys Corp. (a)	414,800	1,617,720
		4,420,310

Life Sciences Tools & Services - 2.9%
Bruker Corp.	37,500	1,218,375
CryoPort, Inc. (a)	278,000	2,635,440
Standard BioTools, Inc. (a)	400,000	520,000
		4,373,815

Machinery - 1.7%
Chart Industries, Inc. (a)	12,500	2,501,875

Professional Services - 1.1%
Parsons Corp. (a)	20,000	1,658,400

Semiconductors & Semiconductor Equipment - 30.6%(b)
Allegro MicroSystems, Inc. (a)	40,000	1,168,000
AXT, Inc. (a)	268,000	1,203,320
Camtek Ltd. (Israel) (a)	25,000	2,626,250
CEVA, Inc. (a)	137,500	3,631,375
Cohu, Inc. (a)	118,000	2,398,940
Entegris, Inc.	15,000	1,386,900
FormFactor, Inc. (a)	64,000	2,330,880
Ichor Holdings Ltd. (Cayman Islands) (a)	120,000	2,102,400
Marvell Technology, Inc.	18,000	1,513,260
MaxLinear, Inc. (a)	155,000	2,492,400
MKS, Inc.	20,000	2,475,400
PDF Solutions, Inc. (a)	340,000	8,778,800
Penguin Solutions, Inc. (a)	112,500	2,956,500
Photronics, Inc. (a)	100,000	2,295,000
Power Integrations, Inc.	32,500	1,306,825
SiTime Corp. (a)	5,000	1,506,550
Ultra Clean Holdings, Inc. (a)	45,000	1,226,250
Veeco Instruments, Inc. (a)	150,000	4,564,500
		45,963,550

Software - 10.9%
Arteris, Inc. (a)	675,000	6,817,500
Bentley Systems, Inc. - Class B	30,000	1,544,400
Cleanspark, Inc. (a)	20,000	290,000
PROS Holdings, Inc. (a)	170,000	3,894,700
Rapid7, Inc. (a)	160,000	3,000,000
Tenable Holdings, Inc. (a)	20,000	583,200
Yext, Inc. (a)	30,000	255,600
		16,385,400

Technology Hardware, Storage & Peripherals - 2.3%
Pure Storage, Inc. - Class A (a)	10,000	838,100
Super Micro Computer, Inc. (a)	55,000	2,636,700
		3,474,800

Trading Companies & Distributors - 2.4%
Transcat, Inc. (a)	48,500	3,550,200

Water Utilities - 0.0%(c)
WaterBridge Infrastructure LLC - Class A (a)	229	5,775
TOTAL COMMON STOCKS (Cost $140,423,512)		147,049,054

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 2.8%		Value
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.98%(d)	4,250,397	4,250,397
TOTAL SHORT-TERM INVESTMENTS (Cost $4,250,397)		4,250,397

TOTAL INVESTMENTS - 100.8% (Cost $144,673,909)		151,299,451
Liabilities in Excess of Other Assets - (0.8)%		(1,261,769)
TOTAL NET ASSETS - 100.0%		$150,037,682
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d) (e)
The rate shown represents the 7-day annualized yield as of September 30, 2025.
Security position is either entirely or partially held in a segregated account. The aggregated total market value as of September 30, 2025 is $1,481,500.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Investments)
United States^	$146,199,401	96.6%
Israel	2,626,250	1.8
Cayman Islands	2,102,400	1.4
Guernsey	371,400	0.2
	$151,299,451	100.0%
^United States allocation includes Short-Term Investment – Money Market Fund of 2.8%.